Goodwill and Other Intangibles - Schedule of Other Intangibles, Net (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 30, 2013	Dec. 29, 2012	Dec. 31, 2011
Other Intangible Assets [Line Items]
Total other intangibles - net	$ 852,556	$ 889,453	$ 984,682
Customer relationships
Other Intangible Assets [Line Items]
Gross carrying amount	1,366,056	1,366,056	1,321,930
Accumulated amortization	(766,300)	(729,403)	(590,048)
Net carrying value	599,756	636,653	731,882
Brand names and trademarks
Other Intangible Assets [Line Items]
Brand names and trademarks - not amortizing	$ 252,800	$ 252,800	$ 252,800